Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS EXPENSE.
Wages and salaries	$ (144,874,878)	$ (146,824,150)	$ (141,118,974)
Post-employment benefit obligations expense	(1,650,001)	(1,454,028)	(1,394,294)
Social security and other contributions	(14,472,300)	(15,071,705)	(14,545,508)
Other employee expenses	(2,939,955)	(9,437,917)	(1,180,617)
Total Employee Benefits Expenses	$ (163,937,134)	(172,787,800)	$ (158,239,393)
Expenses from restructuring provisions		$ 3,700,000